10-Q GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Assets Acquired (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 32,900	$ 32,900
Indefinite-Lived Intangible Assets [Line Items]
Fair Value	32,900	32,900
Trade Name
Finite-Lived Intangible Assets [Line Items]
Fair Value	900	900
Indefinite-Lived Intangible Assets [Line Items]
Fair Value	900	900
State Insurance Licenses
Finite-Lived Intangible Assets [Line Items]
Fair Value	2,700	2,700
Indefinite-Lived Intangible Assets [Line Items]
Fair Value	2,700	2,700
Customer Relationships - Agents
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 12,600	$ 12,600
Useful Life	5 years	5 years
Indefinite-Lived Intangible Assets [Line Items]
Fair Value	$ 12,600	$ 12,600
Customer Relationships - Financial Relationships
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 11,000	$ 11,000
Useful Life	8 years	8 years
Indefinite-Lived Intangible Assets [Line Items]
Fair Value	$ 11,000	$ 11,000
Internally Developed and Used Technology—APA
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 1,600	$ 1,600
Useful Life	2 years	2 years
Indefinite-Lived Intangible Assets [Line Items]
Fair Value	$ 1,600	$ 1,600
Internally Developed and Used Technology—Market Place
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 100	$ 100
Useful Life	3 years	3 years
Indefinite-Lived Intangible Assets [Line Items]
Fair Value	$ 100	$ 100
Non-Compete Agreements
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 4,000	$ 4,000
Useful Life	2 years	2 years
Indefinite-Lived Intangible Assets [Line Items]
Fair Value	$ 4,000	$ 4,000